Cash and Cash Equivalents, Time Deposits and Pledged Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Cash and cash equivalents	841,317	858,607
Less: Pledged deposits	(1,270)	(1,444)
Time deposits	(54,016)	(168,225)

Cash and cash equivalents	786,031	688,938

Denominated in USD	727,160	681,025
Denominated in RMB	21,472	5,875
Denominated in EUR	37,399	2,038

Cash and cash equivalents	786,031	688,938